Employee Benefit Plans (Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 0.4	$ 0.4	$ 0.2
Interest cost	2.7	2.7	3.1
Expected return on assets	(4.5)	(4.4)	(4.4)
Recognized net actuarial loss	1.1	1.6	0.6
Net periodic benefit cost	$ (0.3)	$ 0.3	$ (0.5)
Weighted average assumptions
Discount rate	3.50%	3.50%	4.25%
Expected return on plan assets	7.00%	7.00%	7.25%
Non U.S. [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 2.0	$ 2.5	$ 2.0
Interest cost	3.6	3.3	4.2
Expected return on assets	(4.2)	(4.1)	(4.1)
Settlement and curtailment	0.1	0.3	0.1
Recognized net actuarial loss	1.4	2.7	0.6
Net periodic benefit cost	$ 2.9	$ 4.7	$ 2.8
Weighted average assumptions
Discount rate	1.13%
Non U.S. [Member] | Minimum [Member]
Weighted average assumptions
Discount rate		1.00%	1.75%
Expected return on plan assets	1.13%	1.00%	1.75%
Rate of compensation increase	1.37%	2.25%	2.25%
Non U.S. [Member] | Maximum [Member]
Weighted average assumptions
Discount rate	7.50%	8.68%	7.00%
Expected return on plan assets	4.13%	3.70%	4.53%
Rate of compensation increase	7.00%	7.00%	5.50%